Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,499,600
Previously Paid Amount	0.00
Total Fee Amount	207.09
Total Offset Amount	0.00
Net Fee	$ 207.09